================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    ---------
                                    FORM N-CSR
                                    ---------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number  811-3807

                        SunAmerica Money Market Funds, Inc.
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside 5, 185 Hudson Street, Suite 3300 Jersey City, NJ 07311
     ---------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management, LLC
                          Harborside 5, 185 Hudson Street,
                                   Suite 3300
                             Jersey City, NJ 07311
                   -----------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period:  June 30, 2017

================================================================================

Item 1. Reports to Stockholders

[PHOTO]




                                                        SEMI-ANNUAL REPORT 2017

AIG
Government Money Market Fund




[LOGO]

[LOGO]

                        Table of Contents


            SHAREHOLDERS' LETTER...............................   2
            EXPENSE EXAMPLE....................................   4
            STATEMENT OF ASSETS AND LIABILITIES................   6
            STATEMENT OF OPERATIONS............................   7
            STATEMENT OF CHANGES IN NET ASSETS.................   8
            FINANCIAL HIGHLIGHTS...............................   9
            PORTFOLIO OF INVESTMENTS...........................  10
            NOTES TO FINANCIAL STATEMENTS......................  12
            APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT
            AGREEMENT..........................................  17

        Shareholder Letter -- (unaudited)

Dear Shareholders,

We are pleased to present this semi-annual shareholder report for the AIG Government Money Market Fund (the "Fund") for the six-month period ended
June 30, 2017. Please note that effective February 28, 2017, SunAmerica Mutual Funds was rebranded as AIG Funds, and each Fund's name was changed accordingly. SunAmerica Asset Management, LLC, the investment adviser to each Fund, continues to serve as investment adviser of the Funds and retains its current name. In addition, there was no change in the Funds' investment goals or strategies, portfolio managers or ticker symbols in connection with the rebranding.

The semi-annual period ended June 30, 2017 was one wherein money market yields remained low throughout, but did move modestly higher as the Federal Reserve (the "Fed") proceeded to raise the targeted federal funds rate twice, bringing it to a range of 1.00% - 1.25% by the end of June 2017.

As the semi-annual period began, monetary policy developments pointed to ongoing accommodation outside the U.S. and some tightening in the U.S. following the Fed's December 2016 interest rate increase. Indeed, the Fed did raise the targeted federal funds rate in March 2017 and proposed two possible additional increases this year. Market participants judged the Fed's statement after its March meeting as dovish, with one dissenting vote and no mention of tapering mortgage reinvestments. (Dovish language tends to suggest lower interest rates; opposite of hawkish.) Elsewhere, the minutes from the Bank of Japan's January 2017 meeting revealed a commitment to maintain a zero-yield policy on 10-year Japanese government bonds. Meanwhile the European Central Bank (ECB) announced its intention to continue the pace of its bond purchases through at least December 2017 and pushed back against the notion of initiating rate hikes prior to the end of its quantitative easing.

During the second quarter of 2017, monetary policy developments turned marginally more hawkish. The Fed raised interest rates another 0.25% in June 2017, proposed an additional increase later in 2017 and laid out a plan for tapering its asset purchases. In making this and its earlier interest rate increase during the semi-annual period, the Fed cited ongoing strength in the U.S. labor market and a pick-up in household spending and business fixed investment. Comments from Bank of England Governor Carney indicated rate hikes may be looming in the U.K. However, even as it noted improved economic growth in the region, the ECB lowered its inflation forecasts, triggering speculation it might postpone the tapering of asset purchases that had been expected later this year.

The U.S. Treasury money market yield curve, or spectrum of maturities, flattened during the semi-annual period overall, meaning differentials between yields on shorter-term maturities rose more than on longer-term maturities. In turn, there was little difference in yields between maturities, and thus the semi-annual period did not provide many opportunities to add yield.

On the following pages, you will find financial statements and portfolio information for the Fund for the semi-annual period ended June 30, 2017.

        SHAREHOLDER LETTER -- (unaudited) (continued))


As always, we remain diligent in the management of your assets. If you have any questions, or require additional information on this or other AIG Funds, we invite you to contact your financial advisor or visit us at our new website, www.aig.com/funds. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

/s/ Peter A. Harbeck
Peter A. Harbeck
President & CEO
SunAmerica Asset Management, LLC







--------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

        SunAmerica Money Market Funds, Inc.
        EXPENSE EXAMPLE -- June 30, 2017 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder in the AIG Government Money Market Fund (the "Fund"), you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges, small account fees and administrative fees and (2) ongoing costs, including management fees, distribution and account maintenance fees, and other Fund expenses. This Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2017 and held until June 30, 2017.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended June 30, 2017" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended June 30, 2017" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2017" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2017" column would have been higher and the "Ending Account Value" column would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended June 30, 2017" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended June 30, 2017" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended June 30, 2017" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, qualified retirement plan document and/or materials from your financial adviser for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Money Market Funds, Inc.
        EXPENSE EXAMPLE -- June 30, 2017 -- (unaudited) (continued)

                                           Actual                                           Hypothetical
                      ------------------------------------------------- -----------------------------------------------------
                                            Ending                                          Ending Account
                                         Account Value  Expenses Paid                         Value Using     Expenses Paid
                          Beginning      Using Actual     During the        Beginning      a Hypothetical 5%    During the
                        Account Value      Return at   Six Months Ended   Account Value    Annual Return at  Six Months Ended
                      as January 1, 2017 June 30, 2017  June 30, 2017*  as January 1, 2017   June 30, 2017    June 30, 2017*
                      ------------------ ------------- ---------------- ------------------ ----------------- ----------------
AIG Government Money
 Market Fund#+
   Class A...........     $1,000.00        $1,000.26        $3.47           $1,000.00          $1,021.32          $3.51
   Class I...........     $1,000.00        $1,000.29        $3.47           $1,000.00          $1,021.32          $3.51




                      Annualized
                       Expense
                        Ratio*
                      ----------
AIG Government Money
 Market Fund#+
   Class A...........    0.70%
   Class I...........    0.70%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial adviser for more information.
# During the stated period, the investment adviser and distributor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2017" and the "Annualized Expense Ratio" would have been higher.
+  See Note 1

        SunAmerica Money Market Funds, Inc.
        STATEMENT OF ASSETS AND LIABILITIES -- June 30, 2017 -- (unaudited)

                                                                    AIG Government
                                                                     Money Market
                                                                        Fund+
                                                                    --------------
ASSETS:
Investments at value* (unaffiliated)...............................  $115,485,040
Repurchase agreements (cost approximates value)....................     2,376,000
                                                                     ------------
  Total Investments................................................   117,861,040
                                                                     ------------
Cash...............................................................           749
Receivable for:
  Fund shares sold.................................................       180,582
  Dividends and interest...........................................        12,138
Prepaid expenses and other assets..................................        20,381
Due from investment adviser for expense reimbursements/fee waivers.        15,999
Due from distributor for fee waivers...............................        12,123
                                                                     ------------
Total assets.......................................................   118,103,012
                                                                     ------------
LIABILITIES:
Payable for:
  Fund shares redeemed.............................................       204,067
  Investment advisory and management fees..........................        45,678
  Distribution and service maintenance fees........................        12,123
  Transfer agent fees and expenses.................................        31,087
  Directors' fees and expenses.....................................         3,100
  Other accrued expenses...........................................       123,510
Dividends payable..................................................         2,147
                                                                     ------------
Total liabilities..................................................       421,712
                                                                     ------------
Net Assets.........................................................  $117,681,300
                                                                     ============
Common stock, $.001 par value (3.5 billion shares authorized)......  $    117,539
Paid-in capital....................................................   117,563,948
                                                                     ------------
                                                                      117,681,487
Accumulated undistributed net investment income (loss).............           (74)
Accumulated undistributed realized gain (loss) on investment.......          (113)
                                                                     ------------
   Net assets......................................................  $117,681,300
                                                                     ============
Class A:
Net assets.........................................................   104,930,172
Shares outstanding.................................................   104,806,322
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales charge).......  $       1.00
                                                                     ============
Class I:
Net assets.........................................................    12,751,128
Shares outstanding.................................................    12,726,634
Net asset value and redemption price per share.....................  $       1.00
                                                                     ============

*Amortized cost of investment securities (unaffiliated)............  $115,485,040
                                                                     ============

--------
+  See Note 1

See Notes to Financial Statements

        SunAmerica Money Market Funds, Inc.
        STATEMENT OF OPERATIONS -- For the six months ended June 30,2017 -- (unaudited)

                                                                                            AIG
                                                                                         Government
                                                                                        Money Market
                                                                                           Fund+
                                                                                        ------------
INVESTMENT INCOME:
  Interest (unaffiliated)..............................................................  $ 395,649
                                                                                         ---------
   Total investment income.............................................................    395,649
                                                                                         ---------
EXPENSES:
  Investment advisory and management fees..............................................    277,833
  Distribution and account maintenance fees
   Class A.............................................................................     74,006
  Transfer agent fees and expenses
   Class A.............................................................................    149,559
   Class I.............................................................................     14,295
  Registration fees
   Class A.............................................................................     24,143
   Class I.............................................................................      8,109
  Custodian and accounting fees........................................................      1,124
  Reports to shareholders..............................................................     30,924
  Audit and tax fees...................................................................     22,219
  Legal fees...........................................................................     28,450
  Directors' fees and expenses.........................................................      1,643
  Other expenses.......................................................................      7,136
                                                                                         ---------
   Total expenses before fee waivers and expense reimbursements........................    639,441
   Fees waived and expenses reimbursed by investment adviser and distributor (Note 3)..   (249,638)
                                                                                         ---------
   Net expenses........................................................................    389,803
                                                                                         ---------
Net investment income (loss)...........................................................      5,846
                                                                                         ---------
Net realized gain (loss) on investments................................................         69
                                                                                         ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................  $   5,915
                                                                                         =========

--------
+  See Note 1

See Notes to Financial Statements

        SunAmerica Money Market Funds, Inc.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                                      AIG
                                                                                            Government Money Market
                                                                                                     Fund+
                                                                                          ---------------------------
                                                                                             For the
                                                                                           six months
                                                                                              ended      For the year
                                                                                            June 30,        ended
                                                                                              2017       December 31,
                                                                                           (unaudited)       2016
                                                                                          ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)........................................................... $      5,846  $      60,331
  Net realized gain (loss) on investments................................................           69         90,805
                                                                                          ------------  -------------
Net increase (decrease) in net assets resulting from operations..........................        5,915        151,136
                                                                                          ------------  -------------

Distributions to shareholders from:
  Net investment income (Class A)........................................................       (4,928)       (56,354)
  Net investment income (Class I)........................................................         (992)          (890)
  Net realized gains on securities (Class A).............................................      (20,809)            --
  Net realized gains on securities (Class I).............................................       (2,542)            --
                                                                                          ------------  -------------
Total distributions to shareholders......................................................      (29,271)       (57,244)
                                                                                          ------------  -------------
Net increase (decrease) in net assets resulting from capital share transactions (Note 5).    2,118,191   (705,749,565)
                                                                                          ------------  -------------
Total increase (decrease) in net assets..................................................    2,094,835   (705,655,673)
NET ASSETS:
Beginning of period......................................................................  115,586,465    821,242,138
                                                                                          ------------  -------------
End of period*........................................................................... $117,681,300  $ 115,586,465
                                                                                          ============  =============
*Includes accumulated undistributed net investment income (loss)......................... $        (74)            --
                                                                                          ============  =============

--------
+  See Note 1

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        FINANCIAL HIGHLIGHTS

                                              AIG GOVERNMENT MONEY MARKET FUND+
-
                NET                                                       NET               NET                  RATIO OF NET
               ASSET              DIVIDENDS  DISTRIBUTIONS               ASSET            ASSETS     RATIO OF     INVESTMENT
               VALUE      NET      FROM NET    FROM NET                  VALUE            END OF     EXPENSES      INCOME TO
             BEGINNING INVESTMENT INVESTMENT   REALIZED        TOTAL     END OF   TOTAL   PERIOD    TO AVERAGE      AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)    INCOME       GAINS     DISTRIBUTIONS PERIOD RETURN(2) (000'S)  NET ASSETS(3) NET ASSETS(3)
------------ --------- ---------- ---------- ------------- ------------- ------ --------- -------- ------------- -------------
                                                           CLASS A
-
12/31/12       $1.00     $0.00      $(0.00)     $   --        $(0.00)    $1.00    0.01%   $768,644     0.22%         0.01%
12/31/13        1.00      0.00       (0.00)         --         (0.00)     1.00    0.01     736,942     0.18          0.01
12/31/14        1.00      0.00       (0.00)         --         (0.00)     1.00    0.01     720,356     0.14          0.01
12/31/15        1.00      0.00       (0.00)         --         (0.00)     1.00    0.01(4)  807,427     0.17          0.01
12/31/16        1.00      0.00       (0.00)         --         (0.00)     1.00    0.01     102,735     0.38          0.01
06/30/17(5)     1.00      0.00       (0.00)      (0.00)        (0.00)     1.00    0.03     104,930     0.70(6)       0.01(6)
                                                           CLASS I
-
12/31/12       $1.00     $0.00      $(0.00)     $   --        $(0.00)    $1.00    0.01%   $ 15,765     0.22%         0.01%
12/31/13        1.00      0.00       (0.00)         --         (0.00)     1.00    0.01      13,360     0.18          0.01
12/31/14        1.00      0.00       (0.00)         --         (0.00)     1.00    0.01      15,847     0.14          0.01
12/31/15        1.00      0.00       (0.00)         --         (0.00)     1.00    0.01(4)   13,815     0.16          0.01
12/31/16        1.00      0.00       (0.00)         --         (0.00)     1.00    0.01      12,851     0.39          0.01
06/30/17(5)     1.00      0.00       (0.00)      (0.00)        (0.00)     1.00    0.03      12,751     0.70(6)       0.02(6)

--------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect sales load but does include expense reimbursements.
(3) Net of the following expense reimbursements/waivers (based on average net assets):

                     12/31/12 12/31/13 12/31/14 12/31/15 12/31/16 6/30/17(5)(6)
                     -------- -------- -------- -------- -------- -------------
Class A.............   0.72%    0.75%    0.79%    0.78%    0.57%      0.46%
Class I.............   0.62     0.68     0.69     0.71     0.56       0.33

(4) The Fund's performance figure was increased by less than 0.01% from the effect of payments by an affiliate.
(5) Unaudited
(6) Annualized
+  See Note 1

See Notes to Financial Statements

        AIG GOVERNMENT MONEY MARKET FUND+
        PORTFOLIO PROFILE -- JUNE 30, 2017 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                       U.S. Government Agencies...  58.3%
                       U.S. Government Treasuries.  39.9
                       Repurchase Agreements......   2.0
                                                   -----
                                                   100.2%
                                                   =====

                    Weighted average days to maturity. 37.4

CREDIT QUALITY ALLOCATION@#

                                  A-1+.  98.0%
                                  A-1..   2.0
                                        -----
                                        100.0%
                                        =====

--------
*Calculated as a percentage of net assets.
@Source: Standard & Poors.
#Calculated as a percentage of total debt issues.
+See Note 1

        AIG GOVERNMENT MONEY MARKET FUND+
        PORTFOLIO OF INVESTMENTS -- JUNE 30, 2017 (UNAUDITED)

                                                PRINCIPAL    VALUE
                 SECURITY DESCRIPTION            AMOUNT     (NOTE 2)
          SHORT-TERM INVESTMENT SECURITIES -- 98.2%
          U.S. GOVERNMENT AGENCIES -- 58.3%
            Federal Farm Credit Bank FRS
             1.18% due 03/02/2018............. $   255,000 $   255,479
             1.25% due 11/24/2017.............   4,750,000   4,753,241
             1.26% due 08/29/2017.............     400,000     400,156
             1.27% due 09/22/2017.............   2,000,000   2,000,622
             1.35% due 08/01/2017.............   1,200,000   1,200,366
            Federal Home Loan Bank
             0.81% due 07/07/2017.............   3,000,000   2,999,600
             0.91% due 09/06/2017.............   2,300,000   2,296,190
             0.93% due 09/20/2017.............   2,000,000   1,995,874
             0.95% due 08/09/2017.............   9,000,000   8,990,933
             1.00% due 07/07/2017.............  12,000,000  11,998,030
             1.02% due 07/26/2017.............  19,000,000  18,986,766
             1.04% due 08/08/2017.............   5,000,000   4,994,617
            Federal Home Loan Bank FRS
             0.80% due 08/07/2017.............     250,000     250,000
             0.99% due 07/17/2017.............   3,000,000   3,000,008
             1.12% due 09/05/2017.............      80,000      80,006
             1.15% due 12/05/2017.............     650,000     650,329
             1.15% due 12/07/2017.............   1,250,000   1,250,590
            Federal National Mtg. Assoc. FRS
             1.09% due 10/05/2017.............     950,000     950,268
             1.10% due 09/08/2017.............     500,000     500,232
             1.23% due 07/20/2017.............   1,000,000   1,000,038
                                                           -----------
          TOTAL U.S. GOVERNMENT AGENCIES
             (amortized cost $68,553,345).....              68,553,345
                                                           -----------
          U.S. GOVERNMENT TREASURIES -- 39.9%
            United States Treasury Bills
             0.80% due 08/03/2017.............   5,000,000   4,997,130

                                                   PRINCIPAL
              SECURITY DESCRIPTION                  AMOUNT     VALUE (NOTE 2)
     0.82% due 08/03/2017........................ $10,000,000   $  9,992,506
     0.85% due 08/03/2017........................  10,000,000      9,992,208
     0.95% due 09/28/2017........................  10,000,000      9,976,638
     0.98% due 09/21/2017........................  12,000,000     11,973,213
                                                                ------------
  TOTAL U.S. GOVERNMENT TREASURIES
     (amortized cost $46,931,695)................                 46,931,695
                                                                ------------
  TOTAL SHORT-TERM INVESTMENT SECURITIES -- 98.2%
     (amortized cost $115,485,040)...............                115,485,040
                                                                ------------
  REPURCHASE AGREEMENTS -- 2.0%
    Agreement with Fixed Income Clearing
     Corp., bearing interest at 0.12%, dated
     06/30/2017, to be repurchased
     07/03/2017 in the amount of $2,376,024,
     collateralized by $2,330,000 of United
     States Treasury Bonds, bearing interest at
     3.00% due 11/15/2044 and
     having an approximate value of
     $2,423,953. (cost $2,376,000)...............   2,376,000      2,376,000
                                                                ------------
  TOTAL INVESTMENTS --
     (amortized cost $117,861,040) (1)...........       100.2%   117,861,040
  Liabilities in excess of other assets..........        (0.2)      (179,740)
                                                  -----------   ------------
  NET ASSETS.....................................       100.0%  $117,681,300
                                                  ===========   ============

--------
+  See Note 1
(1)At June 30, 2017, the cost of securities for federal income tax purposes was the same for book purposes.
FRS--Floating Rate Security

The rates shown on FRS are the current interest rates at June 30, 2017 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2017 (see Note 2):

                                  LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                      QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
-                                 --------------------- ----------------- ---------------------- ------------
ASSETS:
Investment at Value*
Short-Term Investment Securities.          $--            $115,485,040             $--           $115,485,040
Repurchase Agreements............           --               2,376,000              --              2,376,000
                                           ---            ------------             ---           ------------
TOTAL INVESTMENTS AT VALUE.......          $--            $117,861,040             $--           $117,861,040
                                           ===            ============             ===           ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SunAmerica Money Market Funds, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2017 -- (unaudited)

Note 1. Organization

   SunAmerica Money Market Funds, Inc. (the "Corporation") is an open-end diversified management investment company organized as a Maryland corporation. The Corporation consists of one series -- AIG Government Money Market Fund (the "Fund"). The Fund is advised by SunAmerica Asset Management, LLC ("SunAmerica" or "Adviser"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The investment objective of the Fund is to seek as high a level of current income as is consistent with liquidity and stability of capital. It does this by investing at least 99.5% of its total assets in cash, U.S. government securities, and/or repurchase agreements that are collateralized by U.S. government securities.

   On November 18, 2016, the Board of Directors approved a change in the name of the SunAmerica Government Money Market Fund to the AIG Government Money Market Fund effective February 28, 2017. SunAmerica Asset Management, LLC continues to serve as investment adviser of the Fund and retains its current name. In addition, there was no change in the Fund's investment goals or strategies, portfolio manager or ticker symbols in connection with the rebranding.

   The Fund currently offers two classes of shares: Class A and Class I. These classes within the Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

    Class A shares--Class A shares are available with no front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is imposed on certain shares sold within one year of original purchase and a 0.50% CDSC is imposed on certain shares sold after the first year and within the second year after purchase, as described in the Fund's Prospectus.

    Class I shares--Class I shares are offered at net asset value per share without any sales charge, exclusively to certain institutions.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement.

   Indemnifications: The Corporation's organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Corporation. In addition, pursuant to Indemnification Agreements between the Corporation and each of the current directors who is not an "interested person," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Corporation (collectively, the "Disinterested Directors"), the Corporation provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Corporation, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business, the Corporation enters into contracts that contain the obligation to indemnify others. The Corporation's maximum exposure under these arrangements is unknown. Currently, however, the Corporation expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

   Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the

        SunAmerica Money Market Funds, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2017 -- (unaudited)
        (continued)

   reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the "Board"), etc.)
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Fund's own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of the Fund's assets and liabilities classified in the fair value hierarchy as of June 30, 2017, is reported on a schedule following the Portfolio of Investments.

   Portfolio securities are valued at amortized cost, which approximates market value, and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Fund's net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value per share deviates from the Fund's amortized cost per share. The calculation of such deviation is referred to as "Shadow Pricing." For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   Master Agreements: The Fund has entered into Master Repurchase Agreements ("Master Agreements") with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund's counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or

        SunAmerica Money Market Funds, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2017 -- (unaudited)
        (continued)

   insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of June 30, 2017, the repurchase agreements held by the Fund are subject to master netting agreements. See the Portfolio of Investments and the Notes to Financial Statements for more information about the Fund's holdings in repurchase agreements.

   Repurchase Agreements: The Fund, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily from settlement date, except when collection is not expected; dividend income is recorded on the ex-dividend date.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

   Dividends from net investment income, if any, are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   The Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that the Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2013 - 2015 or expected to be taken in the Fund's 2016 tax return. The Fund is not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund files U.S. federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2013.

   New Accounting Pronouncement

   In October 2016, the SEC adopted amendments to rules under the 1940 Act ("final rules") intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors.

        SunAmerica Money Market Funds, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2017 -- (unaudited)
        (continued)

   The amendments to Regulation S-X also update the disclosures for other investments and investments in and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and their impact, if any, on the Fund's financial statements.

Note 3. Investment Advisory and Management Agreement, Distribution and Service Agreement and Other Transactions With Affiliates

   The Fund has entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Under the Advisory Agreement, SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of its books and records, and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates.

   The Fund will pay SunAmerica a monthly management fee at the following annual percentages, based on the average daily net assets of the Fund: 0.50% on the first $600 million; 0.45% on the next $900 million; and 0.40% over $1.5 billion.

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual fund operating expenses at 0.80% for Class I, of average net assets. For purposes of waived fee and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors. For the six months ended June 30, 2017, pursuant to the contractual expense limitations, SunAmerica waived fees and/or reimbursed expenses of $18,451 for Class I.

   SunAmerica may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on any class of the Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of SunAmerica. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Fund will be able to avoid a negative yield. For the six months ended June 30, 2017, SunAmerica voluntarily waived fees and/or reimbursed expenses of $155,078 and $2,103 for Class A and Class I, respectively.

   The Fund has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of the Adviser. The Fund has adopted a Distribution Plan on behalf of its Class A shares (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. In adopting the Plan, the Board determined that there was a reasonable likelihood that the Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Plan provides that the Class A shares of the Fund shall pay the Distributor an account maintenance fee at the annual rate of up to 0.15% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. In this regard, some payments are used to compensate broker-dealers with account maintenance fees in an amount up to 0.15% per year of the assets maintained in the Fund by its customers. Accordingly, ACS received fees (see Statement of Operations) based upon the aforementioned rates. In addition, in light of current market conditions, and in order to avoid a negative yield on Class A shares of the Fund, ACS has agreed to waive up to 0.15% of the fees it receives under the Plan. This voluntary waiver may be terminated at any time at the option of the Distributor without notice to shareholders. For the six months ended June 30, 2017, ACS voluntarily waived $74,006 in account maintenance fees for Class A shares.

   ACS receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of the Fund's Class A shares. ACS has advised the Fund that for the six months ended June 30, 2017, the proceeds received from redemptions are as follows:

            Class A........................................... $209

        SunAmerica Money Market Funds, Inc.
        NOTES TO FINANCIAL STATEMENTS -- June 30, 2017 -- (unaudited)
        (continued)


   The Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate SAFS for services rendered based upon the annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the six months ended June 30, 2017, the Fund incurred the following expenses which are included in transfer agent fees and expenses payable line in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                                Payable at
                                                      Expenses June 30, 2017
                                                      -------- -------------
   Class A........................................... $108,543    $20,503
   Class I...........................................   13,702      2,588

Note 4. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from dividends payable.

                Distributable Earnings              Tax Distributions
       ------------------------------------------   -------------------------------------
         For the year ended December 31, 2016       For the year ended December 31, 2016
       ------------------------------------------   -------------------------------------
                 Long-term Gains/    Unrealized                        Long-Term
       Ordinary  Capital and Other  Appreciation    Ordinary           Capital
       Income         Losses        (Depreciation)  Income              Gains
       --------- -----------------  --------------      ---------      ---------
       $ 23,170        $ --             $ --        $ 57,244             $ --

Note 5. Capital Share Transactions

   Transactions in each class of shares of the Fund (at $1.00 per share) were as follows:

                                   Class A                     Class I
                         ---------------------------  -------------------------
                            For the                     For the
                          six months      For the     six months     For the
                             ended          year         ended         year
                           June 30,        ended       June 30,       ended
                             2017       December 31,     2017      December 31,
                          (unaudited)       2016      (unaudited)      2016
                         ------------  -------------  -----------  ------------
Shares sold............. $ 25,190,357  $ 215,584,499  $ 5,400,702  $ 10,430,504
Reinvested dividends....       23,862         55,878        3,534         1,219
Shares Redemed..........  (22,998,463)  (920,421,483)  (5,501,801)  (11,400,182)
                         ------------  -------------  -----------  ------------
Net increase (decrease). $  2,215,756  $(704,781,106) $   (97,565) $   (968,459)
                         ============  =============  ===========  ============

Note 6. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the SEC, the Fund is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2017, the Fund did not participate in this program.

        SunAmerica Money Market Funds, Inc.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT -- June 30, 2017 -- (unaudited)

The Board of Directors (the "Board," the members of which are referred to as "Directors") of SunAmerica Money Market Funds, Inc. (the "Corporation"), including the Directors who are not "interested persons," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Directors"), of the Corporation or its separate series or SunAmerica Asset Management, LLC ("SunAmerica"), approved the continuation of the Investment Advisory and Management Agreement between the Corporation, on behalf of the AIG Government Money Market Fund (the "Fund"), and SunAmerica (the "Advisory Agreement") for a one-year period ending June 30, 2018 at an in-person meeting held on June 6-7, 2017 (the "Meeting"). The Fund is the only current series of the Corporation.

In accordance with Section 15(c) of the 1940 Act, the Board requested and SunAmerica provided materials relating to the Board's consideration of whether to approve the continuation of the Advisory Agreement. These materials included: (a) a summary of the services provided to the Fund by SunAmerica and its affiliates; (b) information independently compiled and prepared by Broadridge Financial Solutions, Inc. ("Broadridge"), an independent third-party provider of mutual fund data, on fees and expenses of the Fund, and the investment performance of the Fund as compared with a peer group of funds, along with fee and performance data with respect to the Fund and any other mutual funds or other accounts advised or subadvised by SunAmerica with similar investment objectives and/or strategies, as applicable; (c) information on the profitability of SunAmerica, and its affiliates, and a discussion relating to indirect benefits; (d) information relating to economies of scale; (e) information about SunAmerica's general compliance policies and procedures; (f) information about SunAmerica's risk management processes; (g) information about brokerage and soft dollar practices; and (h) information about the key personnel of SunAmerica, and its affiliates, that are involved in the investment management, administration, compliance and risk management activities with respect to the Fund, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the continuation of the Advisory Agreement, the Board, including the Independent Directors, considered at the Meeting, and from time to time as appropriate, factors that it deemed relevant, including the following information:

Nature, Extent and Quality of Services Provided by SunAmerica

The Board, including the Independent Directors, considered the nature, extent and quality of services provided by SunAmerica. The Board noted that the services include acting as investment manager and adviser to the Fund, managing the daily business affairs of the Fund, and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies. Additionally, the Board observed that SunAmerica provides office space, bookkeeping, accounting, legal and compliance, clerical and administrative services and has authorized its officers and employees, if elected, to serve as officers or Directors of the Corporation without compensation. The Board noted that SunAmerica is responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers. In addition to the quality of the advisory services provided by SunAmerica, the Board considered the quality of the administrative and other services provided by SunAmerica to the Fund pursuant to the Advisory Agreement.

In connection with the services provided by SunAmerica, the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, operations, legal and compliance departments and concluded that they were adequate to meet the needs of the Fund. The Board also reviewed the personnel responsible for providing advisory services to the Fund and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices and concluded, based on its experience and interaction with SunAmerica, that: (i) SunAmerica would continue to be able to retain quality investment and other personnel; (ii) SunAmerica has exhibited a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica has been responsive to requests of the Board; and (iv) SunAmerica has kept the Board apprised of developments relating to the Fund and the industry in general. The Board concluded that the nature and extent of services provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services continues to be high.

The Board also considered SunAmerica's reputation and long-standing relationship with the Fund and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of March 31, 2017, SunAmerica managed, advised and/or administered approximately $83.9 billion in assets. In addition, the Board considered SunAmerica's code of ethics and its commitment to compliance generally

        SunAmerica Money Market Funds, Inc.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT -- June 30, 2017 -- (unaudited) (continued)

and with respect to its management and administration of the Fund. The Board also considered SunAmerica's risk management processes. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's prospectus. The Board also reviewed SunAmerica's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica in effectively serving as the investment adviser to the Fund.

Investment Performance

The Board, including the Independent Directors, also considered the investment performance of SunAmerica with respect to the Fund. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to the Fund's peer group ("Peer Group") and/or peer universe ("Peer Universe") as independently determined by Broadridge and to an appropriate index or combination of indices. The Board was provided with a description of the methodology used by Broadridge to select the funds in the Peer Group and Peer Universe.

The Board noted that performance information was for the periods ended March
31, 2017. The Board also noted that it regularly reviews the performance of the Fund throughout the year. The Board further noted that, while it monitors performance of the Fund closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board considered that the Fund's performance was below the medians of its Peer Group and Peer Universe for the one-year period and equal to the medians of its Peer Group and Peer Universe for the three- and five-year periods. The Board also considered that the Fund's underperformed its Broadridge Index for the one-, three- and five-year periods. The Board further considered the narrow range of returns among the funds in the Peer Group and Peer Universe. The Board then noted management's discussion of the Fund's performance, including the impact of the Fund's conversion to a government money market fund due to lower yields on government securities generally compared to non-governmental securities.

The Board further noted that money market funds, in general, have been operating in a difficult and low-yielding market environment for an extended period of time and recent regulatory reforms have affected money market funds' performance. The Board also considered the voluntary fee waivers and/or expense reimbursements being made by SunAmerica with respect to the Fund in order to avoid a negative yield. The Board concluded that the Fund's performance was satisfactory in light of all factors considered.

Consideration of the Management Fees and the Cost of the Services and Profits to be Realized by SunAmerica and its Affiliates from the Relationship with the Fund

The Board, including the Independent Directors, received and reviewed information regarding the fees to be paid by the Fund to SunAmerica pursuant to the Advisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica or its affiliates in connection with providing such services to the Fund.

To assist in analyzing the reasonableness of the management fee for the Fund, the Board received reports independently prepared by Broadridge. The reports showed comparative fee information for the Fund's Peer Group and/or Peer Universe as determined by Broadridge, including rankings within each category. In considering the reasonableness of the management fee to be paid by the Fund to SunAmerica, the Board reviewed a number of expense comparisons, including:
(i) contractual and actual management fees; and (ii) actual total operating expenses. In considering the Fund's total operating expenses, the Board analyzed the level of fee waivers and/or expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to Class I shares of the Fund. The Board also considered the voluntary fee waivers and/or expense reimbursements being made by SunAmerica with respect to the Fund in order to avoid a negative yield. The Board further considered that, unlike the funds in the Peer Group and Peer Universe, the full amount of the fee waivers and/or reimbursements being made by SunAmerica with respect to the Fund are not applied against the actual management fees cited the Broadridge reports. As a result, the Board took into account that the actual management fees presented by Broadridge for the funds in the Peer Group and Peer Universe may appear lower on a relative basis. The Board also considered the various expense components of the Fund and compared the Fund's net expense ratio (taking into account the contractual fee caps and waivers) to those of other funds within its Peer Group and/or Peer Universe as a guide to help assess the reasonableness of the management fee for the Fund. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Group and Peer Universe since the exact nature of services provided under the various fund

        SunAmerica Money Market Funds, Inc.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT -- June 30, 2017 -- (unaudited) (continued)

agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Broadridge as a whole was useful in assessing whether SunAmerica was providing services at a cost that was competitive with other, similar funds.

The Board considered that the Fund's actual management fees were above the medians of its Peer Group and Peer Universe. The Board also considered that the Fund's total expenses were above the medians of its Peer Group and Peer Universe. The Board noted that the Fund's advisory fee contains breakpoints and further noted management's discussion regarding the Fund's expenses.

The Board further considered management fees received by SunAmerica with respect to other mutual funds and accounts with similar investment strategies to the Fund. The Board noted that the mutual funds identified as similar to the Fund are sold only in the variable annuity market and, accordingly, are in different Broadridge classifications, with peer groups consisting of funds underlying variable insurance products. The Board further noted that SunAmerica serves as subadviser to certain of these similar mutual funds and observed that the services SunAmerica provides as subadviser are much more limited in scope than in its role as investment manager and adviser to the Fund. The Board then noted the management fee paid by the Fund was reasonable as compared to the fees SunAmerica was receiving from other mutual funds and accounts for which it serves as adviser or subadviser.

Profitability

The Board also considered SunAmerica's profitability and the benefits SunAmerica and its affiliates received from its relationship with the Fund. The Board received and reviewed financial statements relating to SunAmerica's financial condition and profitability with respect to the services it provided the Fund and considered how profit margins could affect SunAmerica's ability to attract and retain high quality investment professionals and other key personnel. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by SunAmerica and its affiliates that provide services to the Fund. In particular, the Board considered the contractual fee waiver and/or expense reimbursements agreed to by SunAmerica, as well as the voluntary fee waivers being made by SunAmerica to avoid a negative yield.

The Board considered the profitability of SunAmerica under the Advisory Agreement, and considered the profitability of SunAmerica's affiliates under the Rule 12b-1 Plans, Service Agreement and Administrative and Shareholder Services Agreements. Additionally, the Board considered whether SunAmerica and its affiliates received any indirect benefits from the relationship with the Fund. Specifically, the Board observed that AIG Federal Savings Bank, an affiliate of SunAmerica, serves as custodian with respect to certain shareholder retirement accounts that are administered by SunAmerica and receives a fee payable by the qualifying shareholders. The Board further considered whether there were any collateral or "fall-out" benefits that SunAmerica and its affiliates may derive as a result of their relationship with the Fund. The Board noted that SunAmerica believes that any such benefits are de minimis and do not impact the reasonableness of the management fees.

The Board concluded that SunAmerica had the financial resources necessary to perform its obligations under the Advisory Agreement and to continue to provide the Fund with the high quality services that they had provided in the past. The Board also concluded that the management fee was reasonable in light of the factors discussed above.

Economies of Scale

The Board, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that as a result of being part of the SunAmerica fund complex, the Fund shares common resources and may share certain expenses, and if the size of the complex increases, the Fund could incur lower expenses than it otherwise would achieve as a stand-alone entity. The Board also took into account that the Fund had management fee arrangements that included breakpoints that will adjust the fee downward as the size of the Fund increases, thereby allowing the shareholders to potentially participate in any economies of scale. The Board further noted that SunAmerica has agreed to contractually cap the total annual operating expenses of the Class I shares of the Fund at certain levels. The Board observed that this expense cap benefited shareholders by limiting total fees even in the absence of breakpoints or economies of scale. The Board concluded that the Fund's management fee structures were reasonable and that it would continue to review fees in connection with the renewal of the Advisory Agreement, including whether the implementation of additional breakpoints would be appropriate in the future due to an increase in asset size or otherwise.

        SunAmerica Money Market Funds, Inc.
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT -- June 30, 2017 -- (unaudited) (continued)


Other Factors

In consideration of the Advisory Agreement, the Board also received information regarding SunAmerica's brokerage and soft dollar practices. The Board considered that SunAmerica is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and negotiation of commission rates. The Board noted that it receives reports from SunAmerica and from an independent third party which include information on brokerage commissions and execution throughout the year. The Board also considered the benefits SunAmerica derives from its soft dollar arrangements, including arrangements under which brokers provide brokerage and/or research services to SunAmerica in return for allocating brokerage; however, the Board noted that the securities in which the Fund invests are traded primarily in the over-the-counter market on a "net" basis with dealers acting as principal for their own accounts without a stated commission (although the price of the security usually includes a profit to the dealer) and, therefore, the Fund generally does not incur brokerage commissions. Accordingly, the Board observed that SunAmerica typically would not receive soft dollar benefits in return for allocating the Fund's brokerage transactions. The Board further observed that when making purchases of new issues with fixed underwriting fees, SunAmerica may designate the use of broker dealers who have agreed to provide certain statistical, research and other information.

Conclusion

After a full and complete discussion, the Board approved the Advisory Agreement with respect to the Fund for a one-year period ending June 30, 2018. Based upon its evaluation of all these factors in their totality, the Board, including the Independent Directors, was satisfied that the terms of the Advisory Agreement were fair and reasonable and in the best interests of the Fund and the Fund's shareholders. In arriving at a decision to approve the Advisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Independent Director may have attributed different weights to different factors. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination.

[LOGO]
AIG Funds
Harborside 5
185 Hudson St., Suite 3300
Jersey City, NJ 07311

   Directors/Trustees         VOTING PROXIES ON FUND  DISCLOSURE OF
    Dr. Judith L. Craven      PORTFOLIO SECURITIES    QUARTERLY PORTFOLIO
    William F. Devin          A description of the    HOLDINGS
    Richard W. Grant          policies and            The Fund is required
    Stephen J. Gutman         procedures that the     to file its complete
    Peter A. Harbeck          Fund use to determine   schedule of portfolio
   Officers                   how to vote proxies     holdings with the U.S.
    John T. Genoy, President  relating to securities  Securities and
      and Chief Executive     held in the Fund's      Exchange Commission
      Officer                 portfolios which is     for its first and
    Gregory R. Kingston,      available in the        third fiscal quarters
      Treasurer               Fund's Statement of     on Form N-Q. The
    Kara Murphy, Vice         Additional Information  Fund's Forms N-Q are
      President               may be obtained         available on the U.S.
    James Nichols, Vice       without charge upon     Securities and
      President               request, by calling     Exchange Commission's
    Christopher C. Joe,       (800) 858-8850. This    website at
      Chief Compliance        information is also     http://www.sec.gov.
      Officer                 avail-able from the     You can also review
    Gregory N. Bressler,      EDGAR database on the   and obtain copies of
      Secretary               U.S. Securities and     the Forms N-Q at the
    Kathleen Fuentes, Chief   Exchange Commission's   U.S. Securities and
      Legal Officer and       website at              Exchange Commission's
      Assistant Secretary     http://www.sec.gov.     Public Reference Room
    Donna McManus, Vice       DELIVERY OF             in Washington, DC
      President and           SHAREHOLDER DOCUMENTS   (information on the
      Assistant Treasurer     The Fund has adopted a  operation of the
    Shawn Parry, Vice         policy that al-lows     Public Reference Room
      President and           them to send only one   may be obtained by
      Assistant Treasurer     copy of a Fund's        calling
    Matthew J. Hackethal,     prospectus, proxy       1-800-SEC-0330).
      Anti-Money Laundering   material, annual        PROXY VOTING RECORD ON
      Compliance Officer      report and semi-annual  FUND PORTFOLIO
   Investment Adviser         report (the             SECURITIES
    SunAmerica Asset          "shareholder            Information regarding
      Management, LLC         documents") to          how the Fund voted
    Harborside 5              shareholders with       proxies relating to
    185 Hudson St., Suite     multiple accounts       securities held in the
      3300                    residing at the same    Fund's portfolio
    Jersey City, NJ 07311     "household." This       during the most recent
   Distributor                practice is called      twelve month period
    AIG Capital Services,     householding and        ended June 30 is
      Inc.                    reduces Fund expenses,  available, once filed
    Harborside 5              which benefits you and  with the U.S.
    185 Hudson St., Suite     other shareholders.     Securities and
      3300                    Unless the Fund         Exchange Commission,
    Jersey City, NJ 07311     receives instructions   without charge, upon
   Shareholder Servicing      to the contrary, you    request, by calling
   Agent                      will only receive one   (800) 858-8850 or on
    AIG Fund Services, Inc.   copy of the             the U.S. Securities
    Harborside 5              shareholder documents.  and Exchange
    185 Hudson St., Suite     The Fund will continue  Commission's website
      3300                    to household the        at http://www.sec.gov.
    Jersey City, NJ 07311     shareholder documents   This report is
   Transfer Agent             indefinitely, until we  submitted solely for
    State Street Bank and     are instructed          the general
      Trust Company           otherwise. If you do    information of
    P.O. Box 219373           not wish to             shareholders of the
    Kansas City, MO 64141     participate in          Fund. Distribution of
   Custodian                  householding, please    this report to persons
    State Street Bank and     contact Shareholder     other than
      Trust Company           Services at             shareholders of the
    One Lincoln St.           (800) 858-8850 ext.     Fund is authorized
    Boston, MA 02111          6010 or send a written  only in connection
                              request with your       with a currently
                              name, the name of your  effective prospectus,
                              fund(s) and your        setting forth details
                              account member(s) to    of the Fund, which
                              AIG Funds c/o BFDS,     must precede or
                              P.O. Box 219186,        accompany this report.
                              Kansas City MO,         The accompanying
                              64121-9186. We will     report has not been
                              resume individual       audited by independent
                              mailings for your       accountants and
                              ac-count within thirty  accordingly no opinion
                              (30) days of receipt    has been expressed
                              of your request.        thereon.

                                    [GRAPHIC]


Go Paperless!!

Did you know that you have the option to receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

It's Quick -- Fund documents will be received faster than via traditional mail.

It's Convenient -- Elimination of bulky documents from personal files.

It's Cost Effective -- Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:


                   1   Go to www.aig.com/funds

                   2   Click on the link to "Go Paperless!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.aig.com/funds at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER.
AIG FUNDS ARE ADVISED BY SUNAMERICA ASSET MANAGEMENT, LLC (SAAMCO) AND DISTRIBUTED BY AIG CAPITAL SERVICES, INC. (ACS), MEMBER FINRA. Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311, 800-858-8850. SAAMCo and ACS are members of American International Group, Inc. (AIG).

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the AIG Funds Sales Desk at 800-858-8850, ext. 6003, or at aig.com/funds. Read the prospectus carefully before investing.



MMSAN - 6/17



[LOGO]
                                                                  aig.com/funds

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a - 101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a) (1) Not applicable.

         (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

         (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the
         Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: September 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: September 7, 2017

By:  /s/ Gregory R. Kingston
     --------------------------
     Gregory R. Kingston
     Treasurer

Date: September 7, 2017